Factoring Payable (Details) - IDoc Virtual Telehealth Solutions, Inc. - USD ($)						12 Months Ended
	Dec. 20, 2023	Nov. 08, 2023	Oct. 13, 2023	Jul. 28, 2023	Jun. 21, 2023	Dec. 31, 2023	Mar. 31, 2024
Factoring Payable
Amount of future receipts being sold	$ 228,000	$ 75,000		$ 140,000	$ 299,000
Net purchase price	150,000	111,000		100,000	207,639
Amount to be collected by purchase on weekly basis	$ 10,364	$ 6,937		$ 5,000	$ 7,475
Interest rate (in percent)	0.00%	0.00%		0.00%	0.00%
Loss on sale of future receipts	$ 78,000	$ 36,000		$ 40,000	$ 91,361
Administrative fees associated with processing the transaction	15,000	3,750		1,295	7,267
Factoring payable on current period	$ 136,873	$ 92,125		52,189	130,977
Future receipts sale agreement one
Factoring Payable
Amount of future receipts being sold			$ 186,250		299,000
Net purchase price			125,000		207,639
Amount to be collected by purchase on weekly basis			$ 7,760		$ 7,475
Interest rate (in percent)			0.00%		0.00%
Loss on sale of future receipts						$ 61,250
Administrative fees associated with processing the transaction						7,546
Factoring payable on current period						130,977	$ 110,477
Future receipts sale agreement two
Factoring Payable
Amount of future receipts being sold			$ 108,000	140,000
Net purchase price			75,000	100,000
Amount to be collected by purchase on weekly basis			$ 3,484	$ 5,000
Interest rate (in percent)			0.00%	0.00%
Loss on sale of future receipts			$ 33,000
Administrative fees associated with processing the transaction			1,740
Factoring payable on current period			$ 97,548			$ 52,189	$ 40,273